PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

INTERNATIONAL EQUITY FUND

LARGE CAP CORE FUND

LARGE CAP VALUE FUND

SUPPLEMENT DATED JANUARY 29, 2026 TO THE FUND’S PROSPECTUS DATED JULY 31, 2025

Effective January 29, 2026, Mark C. Sodergren is no longer a portfolio manager of the International Equity Fund, the Large Cap Value Fund, and the Large Cap Core Fund (each a “Fund,” and together, the “Funds”). Effective January 29, 2026, all references to Mark C. Sodergren in the Funds’ Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – International Equity Fund – Management” on page 17 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the International Equity Fund. Reed A. LeMar, CFA, Senior Vice President of NTI, Sridhar Kancharla, CFA, Senior Vice President of NTI, and Jiemin Xu, CFA, Vice President of NTI, have been managers of the Fund since July 2024, July 2024 and January 2026, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – Large Cap Core Fund – Management” on page 21 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Large Cap Core Fund. Reed A. LeMar, CFA, Senior Vice President of NTI, Sridhar Kancharla, CFA, Senior Vice President of NTI, and Jiemin Xu, CFA, Vice President of NTI, have been managers of the Fund since July 2024, July 2024 and January 2026, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – Large Cap Value Fund – Management” on page 26 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Large Cap Value Fund. Sridhar Kancharla, CFA, Senior Vice President of NTI, Jeffrey D. Sampson, CFA, Senior Vice President of NTI, and Jiemin Xu, CFA, Vice President of NTI, have been managers of the Fund since July 2015, January 2026 and July 2024, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub-administrator to the Fund.

4.	The third and fourth paragraphs under the section entitled “FUND MANAGEMENT – EQUITY AND EQUITY INDEX FUNDS” on page 192 of the Prospectus are deleted and replaced with the following:

The managers for the International Equity Fund and Large Cap Core Fund are Sridhar Kancharla, CFA, Senior Vice President of NTI, Reed A. LeMar, CFA, Senior Vice President of NTI, and Jiemin Xu, CFA, Vice President, of NTI. Messrs. Kancharla and LeMar and Ms. Xu have been managers of the International Equity Fund and the Large Cap Core Fund since July 2024, July 2024, and January 2026 respectively. More information about Messrs. Kancharla and LeMar is provided above. Ms. Xu is also a portfolio manager for the Large Cap Value Fund. Ms. Xu joined NTI in 2016, where she is a Portfolio Manager on Northern’s quantitative active equity team.

The managers for the Large Cap Value Fund are Sridhar Kancharla, CFA, Senior Vice President of NTI, Jeffrey D. Sampson, CFA, Senior Vice President of NTI, and Jiemin Xu, CFA, Vice President of NTI. Messrs. Kancharla and Sampson and Ms. Xu have been managers of the Fund since July 2015, January 2026, and July 2024, respectively. More information about Messrs. Kancharla and Sampson, and Ms. Xu is provided above.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO NOIGX&NOLCX&NOLVX (1/26)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

INTERNATIONAL EQUITY FUND

LARGE CAP CORE FUND

LARGE CAP VALUE FUND

SUPPLEMENT DATED JANUARY 29, 2026 TO THE FUNDS’ SAI DATED JULY 31, 2025

Effective January 29, 2026, Mark C. Sodergren is no longer a portfolio manager of the International Equity Fund, Large Cap Value Fund and Large Cap Core Fund (each, a “Fund,” and together, the “Funds”). Effective January 29, 2026, all references to Mark C. Sodergren in the Funds’ SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 113 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
International Equity Fund	Sridhar Kancharla, Reed A. LeMar and Jiemin Xu(f)
Large Cap Core Fund	Sridhar Kancharla, Reed A. LeMar and Jiemin Xu(f)
Large Cap Value Fund	Sridhar Kancharla, Jiemin Xu and Jeffrey D. Sampson(f)

(f)	Became a Portfolio Manager effective January 29, 2026.

2.

The following information, as of December 31, 2025, with respect to Jeffrey D. Sampson under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 122 of the SAI is replaced with the following:

The table below discloses the accounts within each type of category listed below for which Jeffrey D. Sampson, CFA* was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2025.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	2	$705.1	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	1	486	0	0
Other Accounts:	21	3,913	0	0

*	Jeffrey D. Sampson became a Portfolio Manager of the Large Cap Value Fund effective January 29, 2026.

3.

The following information, as of December 31, 2025, with respect to Jiemin Xu under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 125 of the SAI is replaced with the following:

The table below discloses the accounts within each type of category listed below for which Jiemin Xu, CFA,* was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2025.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	4	$0	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	18	5,870	0	0
Other Accounts:	32	19,605	0	0

*	Jiemin Xu became a Portfolio Manager of the International Equity Fund and Large Cap Core Fund effective as of January 29, 2026.

4.

The following information, as of December 31, 2025, in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 130 of the SAI with respect to Jiemin Xu and Jeffrey D. Sampson is replaced with the following:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Jeffrey D. Sampson	Income Equity Fund	$10,001– $50,000
Jeffrey D. Sampson[19]	Large Cap Value Fund	None
Jeffrey D. Sampson	U.S. Quality ESG Fund	$10,001– $50,000
Jiemin Xu20	International Equity Fund	None
Jiemin Xu20	Large Cap Core Fund	None
Jiemin Xu	Large Cap Value Fund	None
Jiemin Xu20	Small Cap Core Fund	None
Jiemin Xu20	Small Cap Value Fund	None
Jiemin Xu20	U.S. Quality ESG Fund	None

[19]	Jeffrey D. Sampson became a Portfolio Manager of the Large Cap Value Fund effective January 29, 2026. Information provided is as of December 31, 2025.
[20]	Jiemin Xu became a Portfolio Manager of the International Equity Fund and Large Cap Core Fund effective January 29, 2026. Information provided is as of December 31, 2025.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI NOIGX&NOLCX&NOLVX (1/26)